Stock Based Compensation - Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
RSUs
Restricted Stock
Outstanding at the beginning of the period (in shares)
Granted (in shares)	104,982
Outstanding at the end of the period (in shares)	104,982
Weighted Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)
Granted (in dollars per share)	$ 14.89
Outstanding at the end of the period (in dollars per share)	$ 14.89
As of the end of the period
Weighted average remaining contractual term, Restricted Stock	1 year 6 months
Aggregate intrinsic value:
Outstanding, Restricted Stock	$ 1,572
Nonvested:
Unrecognized compensation cost	$ 381
Weighted average remaining vesting period	1 year 6 months
Restricted Stock
Restricted Stock
Outstanding at the beginning of the period (in shares)	325,074
Granted (in shares)	141,353
Vested (in shares)	(238,669)
Forfeited and expired (in shares)	(7,433)
Outstanding at the end of the period (in shares)	220,325	325,074
Weighted Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 7.28
Granted (in dollars per share)	19.80
Vested (in dollars per share)	7.88
Forfeited and expired (in dollars per share)	12.72
Outstanding at the end of the period (in dollars per share)	$ 14.33	$ 7.28
As of the end of the period
Weighted average remaining contractual term, Restricted Stock	9 months 18 days
Aggregate intrinsic value:
Outstanding, Restricted Stock	$ 3,299
Nonvested:
Unrecognized compensation cost	$ 1,093
Weighted average remaining vesting period	9 months 18 days
Stock Options
Options
Outstanding at the beginning of the period (in shares)	405,060
Granted (in shares)	378,905	0	0
Exercised (in shares)	(134,000)
Forfeited and expired (in shares)	(39,600)
Outstanding at the end of the period (in shares)	610,365	405,060
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 11.18
Granted (in dollars per share)	14.86
Exercised (in dollars per share)	6.48
Forfeited and expired (in dollars per share)	21.35
Outstanding at the end of the period (in dollars per share)	$ 13.84	$ 11.18
As of the end of the period
Outstanding exercisable options	610,365
Outstanding exercisable options, Weighted Average Exercise Price (in dollars per share)	$ 13.84
Weighted average remaining contractual term, Options	4 years 8 months 12 days
Aggregate intrinsic value:
Outstanding exercisable	$ 1,056
Outstanding, Options	1,100
Nonvested:
Unrecognized compensation cost for unvested stock options	$ 743